Material accounting policies (Details 1)	12 Months Ended
Dec. 31, 2024
Software - Internally generated [member]
Disclosure of detailed information about intangible assets [line items]
Amortization Rate	5 years straight line
Software licenses
Disclosure of detailed information about intangible assets [line items]
Amortization Rate	5 years straight line
Technology assets - Acquired [member]
Disclosure of detailed information about intangible assets [line items]
Amortization Rate	10 years straight line
Customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Amortization Rate	7 to 10 years straight line
Regulatory licenses [member]
Disclosure of detailed information about intangible assets [line items]
Amortization Rate	5 years straight line
Brand and trade name [member]
Disclosure of detailed information about intangible assets [line items]
Amortization Rate	Indefinite